PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of
	June 30, 2025	December 31, 2024
Prepayment to vendors	$3,652,366	$7,079,049
Advances to employees (1)	69,182	26,903
Others (2)	706,854	583,471
Prepaid expenses and other current assets	$4,428,402	$7,689,423

(1)	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.

(2)	The balance primarily represented a deductible VAT input tax of $479,339 and $233,589 as of June 30, 2025 and December 31, 2024, respectively.

As of December 31, 2024 and 2023, prepaid expenses and other current assets consisted of the following:

	As of
	December 31, 2024	December 31, 2023
Prepayment to vendors	$7,079,049	$5,784,530
Deferred IPO Costs(1)	-	1,282,570
Advances to employees(2)	26,903	29,380
Others(3)	583,471	210,998
Prepaid expenses and other current assets	$7,689,423	$7,307,478

(1)	The balance represented the incremental costs incurred for the Company’s initial public offering (“IPO”), which was deducted from the proceeds of the IPO at the completion of the IPO.
(2)	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
(3)	The balance primarily represented a development service fee of $237,465 and $ 3,727, and a deposit of $101,317 and $35,568, as of December 31, 2024 and 2023, respectively.